Condensed Financial Information of New Borun - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	$ 23,054,919	¥ 159,931,964	¥ 70,843,702	¥ 70,814,481
Net cash provided by investing activities	21,794	151,193	(53,792,018)	(78,452,281)
Net cash provided by financing activities	20,126,177	139,615,291	(351,800,000)	316,800,000
Effect of exchange rate changes on cash and cash equivalents	1	10	(51,245)	(2,831)
Net increase/ (decrease) in cash	43,202,891	299,698,458	(334,799,561)	309,159,369
Cash-beginning of year	71,447,399	495,630,607	830,430,168	521,270,799
Cash-end of year	114,650,290	795,329,065	495,630,607	830,430,168
New Borun
CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by operating activities			8
Effect of exchange rate changes on cash and cash equivalents	1	10
Net increase/ (decrease) in cash	1	10	8
Cash-beginning of year	20	136	128	128
Cash-end of year	$ 21	¥ 146	¥ 136	¥ 128